Description of Organization and Business Operations - Strategic Realignment of Resources and Corporate Restructuring (Details)	Dec. 01, 2023 USD ($) employee
Description of Organization and Business Operations
Number of employees | employee	20
Percentage of employees	19.00%
Severance or related benefit costs	$ 0
Retention bonuses	$ 0